Employee Future Benefits - Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Detail) - Net Benefit Cost Recognized in the Consolidated Statements of Income [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit current service cost	$ 41	$ 40
Defined benefit administrative expenses	7	9
Service cost	48	49
Interest on net defined benefit (asset) liability	10	18
Defined benefit cost	58	67
Defined contribution cost	84	80
Net benefit cost	142	147
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit administrative expenses	2	2
Service cost	2	2
Interest on net defined benefit (asset) liability	1
Defined benefit cost	3	2
Net benefit cost	$ 3	$ 2